Segment Data	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Data

NOTE 8 – SEGMENT DATA

The Company’s reportable segments, which it believes best reflect how the Company is currently managed, are iHM, Americas outdoor advertising and International outdoor advertising. Revenue and expenses earned and charged between segments are recorded at estimated fair value and eliminated in consolidation. The iHM segment provides media and entertainment services via broadcast and digital delivery and also includes the Company’s events and national syndication businesses. The Americas outdoor advertising segment consists of operations primarily in the United States, Canada and Latin America. The International outdoor advertising segment primarily includes operations in Europe, Asia and Australia. The Other category includes the Company’s media representation business as well as other general support services and initiatives that are ancillary to the Company’s other businesses. Corporate includes infrastructure and support, including information technology, human resources, legal, finance and administrative functions for each of the Company’s reportable segments, as well as overall executive, administrative and support functions. Share-based payments are recorded in corporate expense.

During the first quarter of 2015, the Company revised its segment reporting, as discussed in Note 1. The following table presents the company’s reportable segment results for the three months ended March 31, 2015 and 2014.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended March 31, 2015
Revenue	$697,801	$295,863	$319,180	$35,462	$-	$(3,742)	$1,344,564
Direct operating expenses	213,829	146,234	216,737	3,398	-	(1,679)	578,519
Selling, general and administrative expenses	261,349	55,637	71,493	29,772	-	(2,063)	416,188
Depreciation and amortization	60,742	50,340	42,441	7,666	9,264	-	170,453
Corporate expenses	-	-	-	-	77,288	-	77,288
Other operating expense, net	-	-	-	-	(8,974)	-	(8,974)

Operating income (loss)	$161,881	$43,652	$(11,491)	$(5,374)	$(95,526)	$-	$93,142

Intersegment revenues	$-	$1,101	$-	$2,641	$-	$-	$3,742
Capital expenditures	$11,913	$16,695	$25,105	$1,051	$1,691	$-	$56,455
Share-based compensation expense	$-	$-	$-	$-	$2,524	$-	$2,524

Three Months Ended March 31, 2014
Revenue	$670,347	$290,610	$344,641	$41,495	$-	$(4,545)	$1,342,548
Direct operating expenses	211,946	143,364	238,149	6,388	-	(2,159)	597,688
Selling, general and administrative expenses	253,345	56,368	76,581	30,728	-	(2,386)	414,636
Depreciation and amortization	60,324	49,712	48,331	8,719	7,785	-	174,871
Corporate expenses	-	-	-	-	72,705	-	72,705
Other operating income, net	-	-	-	-	165	-	165

Operating income (loss)	$144,732	$41,166	$(18,420)	$(4,340)	$(80,325)	$-	$82,813

Intersegment revenues	$-	$976	$-	$3,569	$-	$-	$4,545
Capital expenditures	$10,292	$16,444	$20,862	$1,807	$18,003	$-	$67,408
Share-based compensation expense	$-	$-	$-	$-	$3,036	$-	$3,036

NOTE 13 – SEGMENT DATA

The Company’s reportable segments, which it believes best reflect how the Company is currently managed, are iHM, Americas outdoor advertising and International outdoor advertising. Revenue and expenses earned and charged between segments are recorded at estimated fair value and eliminated in consolidation. The iHM segment provides media and entertainment services via broadcast and digital delivery and also includes the Company’s national syndication business. The Americas outdoor advertising segment consists of operations primarily in the United States, Canada and Latin America. The International outdoor advertising segment primarily includes operations in Europe, Asia and Australia. The Americas outdoor and International outdoor display inventory consists primarily of billboards, street furniture displays and transit displays. The Other category includes the Company’s media representation business as well as other general support services and initiatives which are ancillary to the Company’s other businesses. Corporate includes infrastructure and support, including information technology, human resources, legal, finance and administrative functions of each of the Company’s reportable segments, as well as overall executive, administrative and support functions. Share-based payments are recorded in corporate expenses.

During the first quarter of 2015, the Company revised its segment reporting, as discussed in Note 1. The following table presents the Company’s revised reportable segment results for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2014
Revenue	$3,161,503	$1,350,623	$1,610,636	$212,676	$-	$(16,905)	$6,318,533
Direct operating expenses	927,674	605,771	991,117	24,009	-	(7,621)	2,540,950
Selling, general and administrative expenses	1,018,930	233,641	314,878	122,448	-	(9,274)	1,680,623
Depreciation and amortization	240,868	203,928	198,143	33,543	34,416	-	710,898
Impairment charges	-	-	-	-	24,176	-	24,176
Corporate expenses	-	-	-	-	320,341	(10)	320,331
Other operating income, net	-	-	-	-	40,031	-	40,031

Operating income (loss)	$974,031	$307,283	$106,498	$32,676	$(338,902)	$-	$1,081,586

Intersegment revenues	$10	$3,436	$-	$13,459	$-	$-	$16,905
Segment assets	$7,720,181	$3,664,574	$1,680,598	$277,388	$697,501	$-	$14,040,242
Capital expenditures	$50,403	$109,727	$117,480	$5,744	$34,810	$-	318,164
Share-based compensation expense	$-	$-	$-	$-	$10,713	$-	$10,713
Year Ended December 31, 2013
Revenue	$3,131,595	$1,385,757	$1,560,433	$181,993	$-	$(16,734)	$6,243,044
Direct operating expenses	953,577	610,750	983,978	25,271	-	(8,556)	2,565,020
Selling, general and administrative expenses	984,704	243,456	300,116	118,830	-	(8,178)	1,638,928
Depreciation and amortization	262,136	206,031	194,493	39,291	28,877	-	730,828
Impairment charges	-	-	-	-	16,970	-	16,970
Corporate expenses	-	-	-	-	313,514	-	313,514
Other operating income, net	-	-	-	-	22,998	-	22,998

Operating income (loss)	$931,178	$325,520	$81,846	$(1,399)	$(336,363)	$-	$1,000,782

Intersegment revenues	$-	$2,473	$-	$14,261	$-	$-	$16,734
Segment assets	$7,933,564	$3,823,347	$1,899,648	$534,363	$906,380	$-	$15,097,302
Capital expenditures	$75,742	$96,590	$100,949	$9,933	$41,312	$-	$324,526
Share-based compensation expense	$-	$-	$-	$-	$16,715	$-	$16,715
Year Ended December 31, 2012
Revenue	$3,084,780	$1,367,669	$1,579,275	$231,667	$-	$(16,507)	$6,246,884
Direct operating expenses	888,914	625,852	977,640	25,088	-	(12,965)	2,504,529
Selling, general and administrative expenses	959,182	262,645	312,017	129,987	-	(3,542)	1,660,289
Depreciation and amortization	262,409	200,372	196,909	45,568	24,027	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	293,207	-	293,207
Other operating income, net	-	-	-	-	48,127	-	48,127

Operating income (loss)	$974,275	$278,800	$92,709	$31,024	$(306,758)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$15,252	$-	$-	$16,507
Segment assets	$8,061,701	$3,991,147	$2,100,397	$815,435	$1,324,033	$-	$16,292,713
Capital expenditures	$65,821	$130,786	$136,990	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$-	$-	$-	$-	$28,540	$-	$28,540

Revenue of $1.8 billion, $1.7 billion and $1.7 billion derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively. Revenue of $4.5 billion, $4.5 billion and $4.5 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively.

Identifiable long-lived assets of $682.7 million, $760.5 million and $805.2 million derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively. Identifiable long-lived assets of $2.0 billion, $2.1 billion and $2.2 billion derived from the Company’s U.S. operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively.